Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 233,207		¥ 249,258		$ 31,949
Restricted cash	61,708		42,307		8,454
Short-term investments	5,000		8,879		685
Contract assets, net of allowance for doubtful accounts	71,085		41,481		9,739
Account receivable, net of allowance for doubtful accounts	157,080		178,294		21,520
Insurance premium receivables, net of allowance for doubtful accounts	1,763		927		242
Amounts due from related parties	995		383		136
Deferred costs	0		6,147		0
Prepaid expense and other receivables, net of allowance for doubtful accounts	68,171		78,784		9,339
Total current assets	599,009		606,460		82,064
Non-current assets
Restricted cash	29,883		29,687		4,094
Contract assets, net of allowance for doubtful accounts	28,435		12,495		3,896
Property, Plant and Equipment, net	47,083		54,107		6,450
Intangible assets, net	68,840		50,743		9,431
Long-term investments	66,716		76,688	¥ 77,305	9,140	¥ 73,001
Operating lease right-of-use assets	20,715		115,946		2,838
Goodwill	14,536		461		1,991
Other Assets	8,981		419		1,232
Total non-current assets	285,189		340,546		39,072
Total assets	884,198		947,006		121,136
Current liabilities
Short-term borrowings	50,000		30,000		6,850
Accounts payable	202,054		211,905		27,681
Insurance premium payables	56,042		37,514		7,678
Contract liabilities	0		2,728		0
Other payables and accrued expenses	44,434		34,850		6,087
Payroll and welfare payable	41,005		56,207		5,618
Income taxes payable	2,575		2,440		353
Operating lease liabilities	16,743		16,949		2,294
Amounts due to related parties	2,495		2,451		342
Total current liabilities	415,348		395,044		56,903
Non-current liabilities
Deferred tax liabilities	14,875		12,048		2,038
Operating lease liabilities	24,082		129,299		3,299
Total non-current liabilities	39,606		141,547		5,426
Total liabilities	454,954		536,591		62,329
Shareholders' equity
Total shareholders' equity attributable to Huize Holding Limited shareholders	408,740		405,153		55,998
Non-controlling interests	20,504		5,262		2,809
Total shareholders' equity	429,244		410,415	342,025	$ 58,807	¥ 360,913
Operating revenue
Operating revenue	1,193,827	$ 163,554	1,144,533	1,108,652
Other income	55,087	7,547	51,019	49,256
Total operating revenue	1,248,914	171,101	1,195,552	1,157,908
Operating costs and expenses
Cost of revenue	(855,496)	$ (117,202)	(729,068)	(706,009)
Related Party [Member]
Current assets
Amounts due from related parties	809		734
Operating revenue
Total operating revenue	204		728	970
Huiye Tianze and Its Subsidiaries [Member]
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	182,503		159,140
Restricted cash	61,708		42,307
Short-term investments	5,000		8,879
Contract assets, net of allowance for doubtful accounts	71,085		41,481
Account receivable, net of allowance for doubtful accounts	113,433		175,152
Insurance premium receivables, net of allowance for doubtful accounts	1,763		927
Deferred costs	0		6,147
Prepaid expense and other receivables, net of allowance for doubtful accounts	91,618		102,729
Total current assets	527,339		537,039
Non-current assets
Restricted cash	29,883		29,687
Contract assets, net of allowance for doubtful accounts	28,435		12,495
Property, Plant and Equipment, net	46,267		53,821
Intangible assets, net	45,483		45,447
Long-term investments	56,786		66,667
Operating lease right-of-use assets	19,039		115,412
Goodwill	461		461
Other Assets	120		0
Total non-current assets	226,474		323,990
Total assets	753,813		861,029
Current liabilities
Short-term borrowings	50,000		30,000
Accounts payable	156,692		204,587
Insurance premium payables	56,042		37,514
Contract liabilities	0		945
Other payables and accrued expenses	169,647		171,706
Payroll and welfare payable	26,964		50,624
Income taxes payable	2,234		2,440
Operating lease liabilities	14,953		16,368
Total current liabilities	479,027		516,635
Non-current liabilities
Deferred tax liabilities	10,971		10,971
Operating lease liabilities	24,082		129,299
Total non-current liabilities	35,053		140,270
Total liabilities	514,080		656,905
Shareholders' equity
Total shareholders' equity attributable to Huize Holding Limited shareholders	229,156		198,862
Non-controlling interests	10,577		5,262
Total shareholders' equity	239,733		204,124
Operating revenue
Operating revenue	1,009,140		1,173,322	1,156,313
Gross profit	344,518		442,486	422,964
Other income	23,136		86,082	(14,163)
Total operating revenue	4,300		149,531	(69,094)
Operating costs and expenses
Cost of revenue	(14,323)		(59,022)	(56,240)
Other cost	24,002		(120,119)	¥ (88,433)
Huiye Tianze and Its Subsidiaries [Member] | Related Party [Member]
Current assets
Amounts due from related parties	229		277
Current liabilities
Amounts due to related parties	¥ 2,495		¥ 2,451